Schedule of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic			$ 13,194	$ 6,304	$ 6,267
Foreign			1,272	1,651	1,370
Income (loss) before taxes on income	$ 5,872	$ (1,165)	$ 14,466	$ 7,955	$ 7,637